CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company)	¥ 4,528,949	¥ 3,790,633
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	379,470,757	286,970,892
Ordinary shares, shares outstanding	379,470,757	286,970,892
Board of Directors Chairman [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares [Member]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	362,097,257	269,597,392
Ordinary shares, shares outstanding	362,097,257	269,597,392
Class B ordinary shares [Member]
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500
VIE [Member]
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company) | ¥	¥ 4,342,344	¥ 3,325,804